PROPERTY, PLANT AND EQUIPMENT, NET (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 169,393,419	$ 162,490,629
Less: Accumulated depreciation	(69,220,427)	(52,848,331)
Property, plant and equipment	100,172,992	109,642,298
Construction in process	105,533,732	54,893,175
Property, plant and equipment, net	205,706,724	164,535,473
Depreciation expense	16,382,485	17,513,454	12,068,824
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	24,236,755	23,904,165
Plant and machinery [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	133,014,758	127,386,626
Furniture, fixtures and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	10,524,286	9,931,517
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 1,617,620	$ 1,268,321